Annual Total Returns[BarChart] - DWS Small Cap Core Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.59%)	17.59%	42.38%	1.72%	(2.05%)	24.37%	11.44%	(14.36%)	21.47%	14.41%